Document and Entity Information	Jan. 10, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001715768
Document Type	8-K
Document Period End Date	Jan. 10, 2024
Entity Registrant Name	TRANSPHORM, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-41295
Entity Tax Identification Number	82-1858829
Entity Address, Address Line One	75 Castilian Drive
Entity Address, City or Town	Goleta
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93117
City Area Code	(805)
Local Phone Number	456-1300
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	TGAN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false